MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	12/1/12-12/31/12
Determination Date	1/9/2013
Distribution Date	1/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$785,515,404.44
2.	Collections allocable to Principal				$22,318,629.37
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,395,312.32

5.	Pool Balance on the close of the last day of the related Collection Period				$761,801,462.75
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				51,013
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$285,660,250.40		$262,183,448.12
	c.	Class A-3 Note Balance	$327,000,000.00		$327,000,000.00
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$777,660,250.40		$754,183,448.12

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.9816503		0.9009740
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8272981		0.8023228

10.	Overcollateralization Target Amount				$7,618,014.63

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$7,618,014.63

12.	Weighted Average Coupon			%	9.13%
13.	Weighted Average Original Term			months	65.84
14.	Weighted Average Remaining Term			months	55.30

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,006,685.75
	b.	Liquidation Proceeds allocable to Finance Charge			$1,668.46
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,008,354.21

16.	Principal:
	a.	Collections allocable to Principal			$22,318,629.37
	b.	Liquidation Proceeds allocable to Principal			$505,185.52
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$22,823,814.89

17.	Total Finance Charge and Principal Collections (15d+16d)		$28,832,169.10
18.	Interest Income from Collection Account		$2,910.19

19.	Simple Interest Advances		$0.00
20.	Available Collections (Ln17+18+19)		$28,835,079.29

Available Funds

21.	Available Collections		$28,835,079.29
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$28,835,079.29

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$654,596.17
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$654,596.17

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,909.47
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,909.47

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$152,352.13
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$152,352.13

	i.	Class A-3 Monthly Interest	$228,900.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$228,900.00

	m.	Class A-4 Monthly Interest	$108,614.67
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$108,614.67

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,458.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,458.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$29,328.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$29,328.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$40,216.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$40,216.33

34.	Quaternary Principal Distributable Amount		$15,858,787.65

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$17,106,162.92

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$7,618,014.63

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,008,354.21
	b.	Total Daily Deposits of Principal Collections	$22,823,814.89
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,910.19

	e.	Total Deposits to Collection Account (sum a - d)	$28,835,079.29

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$654,596.17
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,909.47
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,064,671.91
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,110,901.74

	f.	Total Withdrawals from Collection Account (sum a - e)	$28,835,079.29

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$152,352.13
	c.	Class A-3 Interest Distribution	$228,900.00
	d.	Class A-4 Interest Distribution	$108,614.67
	e.	Class B Interest Distribution	$28,458.50
	f.	Class C Interest Distribution	$29,328.00
	g.	Class D Interest Distribution	$40,216.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$23,476,802.28
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$24,064,671.91

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$23,629,154.41
	c.	Class A-3 Distribution	$228,900.00
	d.	Class A-4 Distribution	$108,614.67
	e.	Class B Distribution	$28,458.50
	f.	Class C Distribution	$29,328.00
	g.	Class D Distribution	$40,216.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$24,064,671.91

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections		$4,110,901.74
	b.	Reserve Account surplus (Ln 55)		$274.52

	c.	Total Deposits to Certificate Payment Account (sum a - b)		$4,111,176.26

46.	Withdrawals
	a.	Certificateholder Distribution		$4,111,176.26

	b.	Total Withdrawals from Certificate Payment Account		$4,111,176.26

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,350,000.09		$2,350,000.09
	b.	Note Balance		$754,183,448.12

48.	Required Reserve Account Amount			$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,350,000.09
50.	Investment Earnings			$274.52
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,350,274.61
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$274.52

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,350,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$654,596.17
60.	Amount to be paid to Backup Servicer from the Collection Account			$4,909.47
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$24,064,671.91
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$4,110,901.74
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$274.52
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$23,629,154.41
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$228,900.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$108,614.67
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,458.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$29,328.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$40,216.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$4,111,176.26

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$888,458.34
74.	Cumulative Net Losses			$3,135,596.00
75.	Cumulative Net Loss Percentage			0.3336%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	1,148	$15,753,379.19
	b.	61 to 90 days past due	321	$4,328,248.12
	c.	91 or more days past due	130	$1,665,083.58

	d.	Total Past Due (sum a-c)	1,599	21,746,710.89

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,939,506,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer